CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ 4,507,981	$ (168,523)	$ (171,658)	$ 6,469,049
Net income from discontinued operations, net of tax	10,835,605	2,931,863
Net (loss) income from continuing operations	(6,327,624)	(3,100,386)	(1,795,674)	250,619
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	643,541	621,363
Share based compensation	559,397	319,777	463,274	412,776
Deferred taxes		9,534	9,534	9,534
Investment impairment loss	399,829
(Gain) loss on sale of assets	(20,326)	(303,899)	(284,273)	20,368
Changes in assets and liabilities:
Trade accounts receivables	2,238,172	(3,852,877)	261,192	(618,663)
Inventories	15,167	(136,732)	(83,977)	2,469,800
Prepaid income taxes	20,039	(15,587)	37,046	75,298
Other assets	(507,020)	(319,063)	339,712	1,348,481
Accounts payable	1,007,228	1,125,157	(1,392,457)	(381,293)
Accrued compensation and benefits	(70,858)	(73,895)	(939,758)	1,057,428
Other accrued liabilities	123,729	114,762	(714,425)	(515,279)
Income taxes payable				(28,267)
Net cash (used in) provided by operating activities - continuing operations	(1,918,726)	(5,611,846)	(3,137,499)	5,133,599
Net cash (used in) provided by operating activities - discontinued operations	(707,243)	32,012	(1,546,030)	5,097,537
Net cash (used in) provided by operating activities	(2,625,969)	(5,579,834)	(4,683,529)	10,231,136
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(20,264)	(101,032)	(249,727)	(424,988)
Acquisition of business, net of cash acquired		(3,975,894)	(4,797,919)
Purchases of investments		(18,415,534)	(18,665,534)	(18,673,530)
Proceeds from the sale of fixed assets	20,326	420,000	435,000
Proceeds from the sale of investments	2,703,601	15,277,710	18,506,198	8,972,087
Net cash used in investing activities - continuing operations	2,703,663	(6,794,750)	(4,771,982)	(10,126,431)
Net cash provided by investing activities - discontinued operations	23,625,453	7,977,300	8,702,213	4,904,456
Net cash provided by (used in) investing activities	26,329,116	1,182,550	3,930,231	(5,221,975)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash dividends paid	(16,152)	(563,766)	(563,882)	(743,276)
Proceeds from issuance of common stock, net of shares withheld	3,813,366	90,832	118,914	715,410
Payment of contingent consideration related to acquisition	(550,000)
Purchase of common stock	(4,812,445)	(354,221)	(354,900)	(1,422,248)
Net cash used in financing activities	(1,565,231)	(827,155)	(799,868)	(1,450,114)
EFFECT OF FOREIGN EXCHANGE RATE CHANGES ON CASH	54,386	(7,725)	38,140	(7,963)
NET (DECREASE) INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	22,192,302	(5,232,164)	(1,515,026)	3,551,084
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	13,092,484	14,607,510	14,607,510	11,056,426
CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	35,284,786	9,375,346	13,092,484	14,607,510
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Income taxes refunded	(17,971)	10,102	(27,722)	(73,151)
Interest paid	4,639	25,387	26,327	37,974
Dividends declared not paid	34,022,195	16,637	16,147	200,363
Capital expenditures in accounts payable				10,663
Operating right of use assets obtained in exchange for lease obligations		208,650	208,650	449,995
Accrued consideration			550,000
Net income from discontinued operations, net of tax	10,836,000	1,744,607	1,624,016	6,218,430
Depreciation and amortization	$ 505,339	$ 429,800	$ 962,307	$ 1,032,797